Long-Term Prepaid Expenses and Other Non-Current Assets - Schedule of Long-Term Prepaid Expenses and Non-Current Assets (Details) - USD ($)		Jul. 31, 2026	Jul. 31, 2025
Long-Term Prepaid Expenses and Other Non-Current Assets [Abstract]
Rental deposits		$ 60,437	$ 63,873
Prepaid professional service fee		45,614
Prepaid for the application of patents	[1]	33,733
Prepaid expenses		15,074
Long-term prepaid expenses and other non-current assets		$ 154,858	$ 63,873

[1]	The prepaid for the application of patents as of July 31, 2026 represents the advance agency fees paid by the Group for the patent application of reagent test kits in Europe and the United States. The said patent application is in the ongoing process, and the advance payments are recognized as long-term prepaid expenses and will be recognized as intangible assets upon the successful grant of the patent.